Document And Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	VivoPower International PLC
Entity Central Index Key	0001681348
Trading Symbol	vvpr
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding (in shares)	13,557,356
Document Type	20-F/A
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	VivoPower International PLC is filing this Amendment No. 1 on Form 20-F/A (this "Amendment") to its Annual Report on Form 20-F for the year ended March 31, 2019, which was filed with the Securities and Exchange Commission on July 12, 2019 (the "Original Filing"), solely to add XBRL exhibits and to correct certain clerical errors on page F-5 "Consolidated Statement of Cash Flow", page F-6 "Consolidated Statement of Changes in Equity", and Notes 6 and 12 to the Financial Statements. Except for the matters described above, this Amendment does not modify or update disclosures in, or exhibits to, the Original Filing.
Entity Shell Company	false